PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional
Class Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO Foreign Bond Portfolio (Unhedged))

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged)

Effective immediately, the fifth sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

(PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged))

Disclosure Related to the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Effective immediately, the sixth sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in the Administrative Class Prospectus and the Institutional Class Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

(PIMCO Global Bond Portfolio (Unhedged))

Disclosure Related to the PIMCO Global Bond Portfolio (Unhedged)

Effective immediately, the seventh sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

(PIMCO Total Return Portfolio)

Disclosure Related to the PIMCO Total Return Portfolio

Effective immediately, the first sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO
Foreign Bond Portfolio (Unhedged) Advisor Class Prospectus and PIMCO Foreign Bond
Portfolio (Unhedged) Institutional Class Prospectus (each dated April 30, 2012)
(each a "Prospectus"), each as supplemented from time to time

(PIMCO Foreign Bond Portfolio (Unhedged))

Effective immediately, the fifth sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class Prospectus and
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged))

Effective immediately, the sixth sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
PIMCO Global Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO
Global Bond Portfolio (Unhedged) Advisor Class Prospectus and PIMCO Global Bond
Portfolio (Unhedged) Institutional Class Prospectus (each dated April 30, 2012)
(each a "Prospectus"), each as supplemented from time to time

(PIMCO Global Bond Portfolio (Unhedged))

Effective immediately, the seventh sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
PIMCO Total Return Portfolio Administrative Class Prospectus, PIMCO Total Return
Portfolio Advisor Class Prospectus and PIMCO Total Return Portfolio Institutional Class
Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO Total Return Portfolio)

Effective immediately, the first sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional
Class Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO Foreign Bond Portfolio (Unhedged))

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged)

Effective immediately, the fifth sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

(PIMCO Global Bond Portfolio (Unhedged))

Disclosure Related to the PIMCO Global Bond Portfolio (Unhedged)

Effective immediately, the seventh sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

(PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged))

Disclosure Related to the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Effective immediately, the sixth sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in the Administrative Class Prospectus and the Institutional Class Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

(PIMCO Total Return Portfolio)

Disclosure Related to the PIMCO Total Return Portfolio

Effective immediately, the first sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO
Foreign Bond Portfolio (Unhedged) Advisor Class Prospectus and PIMCO Foreign Bond
Portfolio (Unhedged) Institutional Class Prospectus (each dated April 30, 2012)
(each a "Prospectus"), each as supplemented from time to time

PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class Prospectus and
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
PIMCO Global Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO
Global Bond Portfolio (Unhedged) Advisor Class Prospectus and PIMCO Global Bond
Portfolio (Unhedged) Institutional Class Prospectus (each dated April 30, 2012)
(each a "Prospectus"), each as supplemented from time to time

PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
PIMCO Total Return Portfolio Administrative Class Prospectus, PIMCO Total Return
Portfolio Advisor Class Prospectus and PIMCO Total Return Portfolio Institutional Class
Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	PIMCO VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001047304
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 16, 2012
Prospectus Date	rr_ProspectusDate	Jul 16, 2012
Supplement Text [Bond Fund]	pimco_SupplementTextBlock
PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional
Class Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO Foreign Bond Portfolio (Unhedged))
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Bond Fund]	pimco_SupplementTextBlock

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged)

Effective immediately, the fifth sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

(PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged))
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Bond Fund]	pimco_SupplementTextBlock

Disclosure Related to the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Effective immediately, the sixth sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in the Administrative Class Prospectus and the Institutional Class Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

(PIMCO Global Bond Portfolio (Unhedged))
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Bond Fund]	pimco_SupplementTextBlock

Disclosure Related to the PIMCO Global Bond Portfolio (Unhedged)

Effective immediately, the seventh sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

(PIMCO Total Return Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Bond Fund]	pimco_SupplementTextBlock

Disclosure Related to the PIMCO Total Return Portfolio

Effective immediately, the first sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

Risk/Return:	rr_RiskReturnAbstract
Supplement - [Foreign Bond Portfolio (Unhedged)]	pimco_SupplementTextBlock_01a
PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO
Foreign Bond Portfolio (Unhedged) Advisor Class Prospectus and PIMCO Foreign Bond
Portfolio (Unhedged) Institutional Class Prospectus (each dated April 30, 2012)
(each a "Prospectus"), each as supplemented from time to time

(PIMCO Foreign Bond Portfolio (Unhedged))
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Strategic Markets]	pimco_SupplementTextBlock_01

Effective immediately, the fifth sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

Risk/Return:	rr_RiskReturnAbstract
Supplement - [Foreign Bond Portfolio (U.S. Dollar-Hedged)]	pimco_SupplementTextBlock_02
PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class Prospectus and
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged))
Risk/Return:	rr_RiskReturnAbstract
Supplement - [Foreign Bond Portfolio (U.S. Dollar-Hedged)]	pimco_SupplementTextBlock_02

Effective immediately, the sixth sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

Risk/Return:	rr_RiskReturnAbstract
Supplement - [Global Bond Portfolio (Unhedged)]	pimco_SupplementTextBlock_01c
PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
PIMCO Global Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO
Global Bond Portfolio (Unhedged) Advisor Class Prospectus and PIMCO Global Bond
Portfolio (Unhedged) Institutional Class Prospectus (each dated April 30, 2012)
(each a "Prospectus"), each as supplemented from time to time

(PIMCO Global Bond Portfolio (Unhedged))
Risk/Return:	rr_RiskReturnAbstract
Supplement - [Global Bond Portfolio (Unhedged)]	pimco_SupplementTextBlock_01c

Effective immediately, the seventh sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

Risk/Return:	rr_RiskReturnAbstract
Supplement Text - [Total Return Portfolio]	pimco_SupplementTextBlock_03
PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
PIMCO Total Return Portfolio Administrative Class Prospectus, PIMCO Total Return
Portfolio Advisor Class Prospectus and PIMCO Total Return Portfolio Institutional Class
Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO Total Return Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text - [Total Return Portfolio]	pimco_SupplementTextBlock_03

Effective immediately, the first sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).